UNSECURED NOTES PAYABLE (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
IfrsStatementLineItems [Line Items]
Balance	$ 150	$ 3,661
Repayment		(1,020)
Amortization of debt discount		76
Value of notes exchanged in warrant exercise		(2,640)
Settlement in connection with disposition of PPL		(200)
Loss on extinguishment of debt		223
Proceeds from loan payable		50
Exchange of notes payable and accrued interest for iOx shares	(150)
Balance		150
Ppl [Member]
IfrsStatementLineItems [Line Items]
Balance		200
Repayment
Amortization of debt discount
Value of notes exchanged in warrant exercise
Settlement in connection with disposition of PPL		(200)
Loss on extinguishment of debt
Proceeds from loan payable
Exchange of notes payable and accrued interest for iOx shares
Balance
Iox [Member]
IfrsStatementLineItems [Line Items]
Balance	150	100
Repayment
Amortization of debt discount
Value of notes exchanged in warrant exercise
Settlement in connection with disposition of PPL
Loss on extinguishment of debt
Proceeds from loan payable		50
Exchange of notes payable and accrued interest for iOx shares	(150)
Balance		150
Salva Rx [Member]
IfrsStatementLineItems [Line Items]
Balance		3,361
Repayment		(1,020)
Amortization of debt discount		76
Value of notes exchanged in warrant exercise		(2,640)
Settlement in connection with disposition of PPL
Loss on extinguishment of debt		223
Proceeds from loan payable
Exchange of notes payable and accrued interest for iOx shares
Balance